Loan and lease operations	12 Months Ended
Dec. 31, 2024
Loan And Lease Operations
Loan and lease operations

Note 10 - Loan and lease operations

The accounting policy on financial assets and liabilities is presented in Note 2c IV.

a) Composition of loans and lease operations portfolio

Below is the composition of the carrying amount of loan operations and lease operations by type, sector of debtor, maturity and concentration:

Loans and lease operations by type	12/31/2024	12/31/2023
Individuals	445,574	416,616
Credit card	143,048	136,317
Personal loan	66,104	60,992
Payroll loans	74,524	73,472
Vehicles	36,637	33,324
Mortgage loans	125,261	112,511
Corporate	160,840	136,461
Micro / small and medium companies	194,192	169,110
Foreign loans - Latin America	224,887	188,403
Total loans and lease operations	1,025,493	910,590
Provision for Expected Loss	(49,024)	(50,863)
Total loans and lease operations, net of Expected Credit Loss	976,469	859,727

By maturity	12/31/2024	12/31/2023
Overdue as from 1 day	23,496	27,531
Falling due up to 3 months	273,729	241,247
Falling due from 3 months to 12 months	262,710	236,555
Falling due after 1 year	465,558	405,257
Total loans and lease operations	1,025,493	910,590

By concentration	12/31/2024	12/31/2023
Largest debtor	6,658	5,378
10 largest debtors	44,294	34,637
20 largest debtors	66,407	54,100
50 largest debtors	106,980	87,446
100 largest debtors	148,748	121,866

The Expected loss comprises Expected Credit Loss for Financial Guarantees Pledged R$ (988) (R$ (887) at 12/31/2023) and Loan Commitments R$ (3,940) (R$ (3,311) at 12/31/2023).

The breakdown of the loans and lease operations portfolio by debtor’s industry is described in Note 32, item 1.4.1 - By business sector.

b) Gross Carrying Amount (Loan Portfolio)

Reconciliation of gross portfolio of loans and lease operations, segregated by stages:

Stage 1	Balance at	Transfer to Stage 2	Transfer to Stage 3 (1)	Cure from Stage 2	Cure from Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance
	12/31/2023							12/31/2024
Individuals	317,335	(53,024)	(1,189)	35,139	243	-	49,245	347,749
Corporate	130,916	(938)	(19)	475	42	-	27,497	157,973
Micro / Small and medium companies	145,422	(11,902)	(1,715)	4,864	170	-	35,027	171,866
Foreign loans - Latin America	166,981	(8,863)	(884)	3,378	22	-	38,431	199,065
Total	760,654	(74,727)	(3,807)	43,856	477	-	150,200	876,653

Stage 2	Balance at	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance
	12/31/2023							12/31/2024
Individuals	63,579	(35,139)	(14,153)	53,024	1,307	-	(2,150)	66,468
Corporate	956	(475)	(564)	938	11	-	149	1,015
Micro / Small and medium companies	13,087	(4,864)	(5,410)	11,902	527	-	(3,020)	12,222
Foreign loans - Latin America	12,077	(3,378)	(4,601)	8,863	475	-	568	14,004
Total	89,699	(43,856)	(24,728)	74,727	2,320	-	(4,453)	93,709

Stage 3	Balance at	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Derecognition	Acquisition / (Settlement)	Closing balance
	12/31/2023							12/31/2024
Individuals	35,702	(243)	(1,307)	1,189	14,153	(24,156)	6,019	31,357
Corporate	4,589	(42)	(11)	19	564	(160)	(3,107)	1,852
Micro / Small and medium companies	10,601	(170)	(527)	1,715	5,410	(5,435)	(1,490)	10,104
Foreign loans - Latin America	9,345	(22)	(475)	884	4,601	(1,556)	(959)	11,818
Total	60,237	(477)	(2,320)	3,807	24,728	(31,307)	463	55,131

Consolidated 3 Stages	Balance at	Derecognition (2)	Acquisition / (Settlement)	Closing balance
	12/31/2023			12/31/2024
Individuals	416,616	(24,156)	53,114	445,574
Corporate	136,461	(160)	24,539	160,840
Micro / Small and medium companies	169,110	(5,435)	30,517	194,192
Foreign loans - Latin America	188,403	(1,556)	38,040	224,887
Total	910,590	(31,307)	146,210	1,025,493
1)	In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part there of have first gone through stage 2.
2)	Includes updating the estimate regarding the write-off of operations.

Reconciliation of gross portfolio of loans and lease operations, segregated by stages:

Stage 1	Balance at	Transfer to Stage 2	Transfer to Stage 3 (1)	Cure from Stage 2	Cure from Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance
	12/31/2022							12/31/2023
Individuals	305,210	(58,899)	(2,256)	37,760	186	-	35,334	317,335
Corporate	133,205	(1,040)	(31)	421	118	-	(1,757)	130,916
Micro / Small and medium companies	142,621	(14,081)	(1,328)	5,786	422	-	12,002	145,422
Foreign loans - Latin America	182,516	(8,899)	(903)	4,281	14	-	(10,028)	166,981
Total	763,552	(82,919)	(4,518)	48,248	740	-	35,551	760,654

Stage 2	Balance at	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance
	12/31/2022							12/31/2023
Individuals	59,639	(37,760)	(14,261)	58,899	1,299	-	(4,237)	63,579
Corporate	901	(421)	(297)	1,040	13	-	(280)	956
Micro / Small and medium companies	12,299	(5,786)	(5,376)	14,081	682	-	(2,813)	13,087
Foreign loans - Latin America	13,863	(4,281)	(4,222)	8,899	339	-	(2,521)	12,077
Total	86,702	(48,248)	(24,156)	82,919	2,333	-	(9,851)	89,699

Stage 3	Balance at	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Derecognition	Acquisition / (Settlement)	Closing balance
	12/31/2022							12/31/2023
Individuals	35,254	(186)	(1,299)	2,256	14,261	(25,133)	10,549	35,702
Corporate	5,162	(118)	(13)	31	297	(138)	(632)	4,589
Micro / Small and medium companies	9,976	(422)	(682)	1,328	5,376	(4,930)	(45)	10,601
Foreign loans - Latin America	8,776	(14)	(339)	903	4,222	(2,823)	(1,380)	9,345
Total	59,168	(740)	(2,333)	4,518	24,156	(33,024)	8,492	60,237

Consolidated 3 Stages	Balance at	Derecognition	Acquisition / (Settlement)	Closing balance
	12/31/2022			12/31/2023
Individuals	400,103	(25,133)	41,646	416,616
Corporate	139,268	(138)	(2,669)	136,461
Micro / Small and medium companies	164,896	(4,930)	9,144	169,110
Foreign loans - Latin America	205,155	(2,823)	(13,929)	188,403
Total	909,422	(33,024)	34,192	910,590
1)	In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.

Modification of contractual cash flows

The amortized cost of financial assets classified in stages 2 and stage 3, which had their contractual cash flows modified was R$ 1,885 (R$ 1,641 at 12/31/2023) before the modification, which gave rise to an effect on profit or loss of R$ 23 (R$ 23 from 01/01 to 12/31/2023). At 12/31/2024, the gross carrying amount of financial assets which had their contractual cash flows modified in the period and were transferred to stage 1 corresponds to R$ 266 (R$ 384 at 12/31/2023).

c) Expected credit loss

Reconciliation of expected credit loss of loans and lease operations, segregated by stages:

Stage 1	Balance at	Transfer to Stage 2	Transfer to Stage 3 (1)	Cure from Stage 2	Cure from Stage 3	Derecognition	(Increase) / Reversal	Closing balance
	12/31/2023							12/31/2024
Individuals	(4,923)	1,131	18	(1,809)	(7)	-	(707)	(6,297)
Corporate	(780)	14	-	(18)	(13)	-	114	(683)
Micro / Small and medium companies	(1,148)	203	28	(310)	(33)	-	(49)	(1,309)
Foreign loans - Latin America	(1,892)	223	19	(129)	(3)	-	(870)	(2,652)
Total	(8,743)	1,571	65	(2,266)	(56)	-	(1,512)	(10,941)

Stage 2	Balance at	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	Derecognition	(Increase) / Reversal	Closing balance
	12/31/2023							12/31/2024
Individuals	(6,127)	1,809	4,769	(1,131)	(153)	-	(5,049)	(5,882)
Corporate	(697)	18	63	(14)	(5)	-	202	(433)
Micro / Small and medium companies	(1,864)	310	1,410	(203)	(129)	-	(1,184)	(1,660)
Foreign loans - Latin America	(1,497)	129	928	(223)	(124)	-	(841)	(1,628)
Total	(10,185)	2,266	7,170	(1,571)	(411)	-	(6,872)	(9,603)

Stage 3	Balance at	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Derecognition	(Increase) / Reversal	Closing balance
	12/31/2023							12/31/2024
Individuals	(18,001)	7	153	(18)	(4,769)	24,156	(19,258)	(17,730)
Corporate	(5,213)	13	5	-	(63)	160	3,014	(2,084)
Micro / Small and medium companies	(5,496)	33	129	(28)	(1,410)	5,435	(3,557)	(4,894)
Foreign loans - Latin America	(3,225)	3	124	(19)	(928)	1,556	(1,283)	(3,772)
Total	(31,935)	56	411	(65)	(7,170)	31,307	(21,084)	(28,480)

Consolidated 3 Stages	Balance at	Derecognition	(Increase) / Reversal	Closing balance
	12/31/2023			12/31/2024
Individuals	(29,051)	24,156	(25,014)	(29,909)
Corporate	(6,690)	160	3,330	(3,200)
Micro / Small and medium companies	(8,508)	5,435	(4,790)	(7,863)
Foreign loans - Latin America	(6,614)	1,556	(2,994)	(8,052)
Total	(50,863)	31,307	(29,468)	(49,024)
1) In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.

Reconciliation of expected credit loss of loans and lease operations, segregated by stages:

Stage 1	Balance at	Transfer to Stage 2	Transfer to Stage 3 (1)	Cure from Stage 2	Cure from Stage 3	Derecognition	(Increase) / Reversal	Closing balance
	12/31/2022							12/31/2023
Individuals	(5,414)	1,111	49	(1,381)	(8)	-	720	(4,923)
Corporate	(480)	16	1	(40)	(4)	-	(273)	(780)
Micro / Small and medium companies	(1,431)	251	22	(418)	(110)	-	538	(1,148)
Foreign loans - Latin America	(2,339)	201	21	(155)	(2)	-	382	(1,892)
Total	(9,664)	1,579	93	(1,994)	(124)	-	1,367	(8,743)

Stage 2	Balance at	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	Derecognition	(Increase) / Reversal	Closing balance
	12/31/2022							12/31/2023
Individuals	(5,647)	1,381	4,719	(1,111)	(128)	-	(5,341)	(6,127)
Corporate	(503)	40	46	(16)	(4)	-	(260)	(697)
Micro / Small and medium companies	(2,227)	418	1,312	(251)	(133)	-	(983)	(1,864)
Foreign loans - Latin America	(1,546)	155	851	(201)	(110)	-	(646)	(1,497)
Total	(9,923)	1,994	6,928	(1,579)	(375)	-	(7,230)	(10,185)

Stage 3	Balance at	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Derecognition	(Increase) / Reversal	Closing balance
	12/31/2022							12/31/2023
Individuals	(19,220)	8	128	(49)	(4,719)	25,133	(19,282)	(18,001)
Corporate	(4,470)	4	4	(1)	(46)	138	(842)	(5,213)
Micro / Small and medium companies	(5,932)	110	133	(22)	(1,312)	4,930	(3,403)	(5,496)
Foreign loans - Latin America	(3,115)	2	110	(21)	(851)	2,823	(2,173)	(3,225)
Total	(32,737)	124	375	(93)	(6,928)	33,024	(25,700)	(31,935)

Consolidated 3 Stages	Balance at	Derecognition	(Increase) / Reversal	Closing balance
	12/31/2022			12/31/2023
Individuals	(30,281)	25,133	(23,903)	(29,051)
Corporate	(5,453)	138	(1,375)	(6,690)
Micro / Small and medium companies	(9,590)	4,930	(3,848)	(8,508)
Foreign loans - Latin America	(7,000)	2,823	(2,437)	(6,614)
Total	(52,324)	33,024	(31,563)	(50,863)
1)	In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.

The consolidated balance of 3 Stages comprises Expected credit loss for Financial guarantees of R$ (988) (R$ (887) at 12/31/2023) and Loan commitments of R$ (3,940) (R$ (3,311) at 12/31/2023).

d) Lease operations - Lessor

Finance leases are composed of vehicles, machines, equipment and real estate in Brazil and abroad. The analysis of portfolio maturities is presented below:

	12/31/2024			12/31/2023
	Payments receivable	Future financial income	Present value	Payments receivable	Future financial income	Present value
Current	2,505	(462)	2,043	2,208	(482)	1,726
Up to 1 year	2,505	(462)	2,043	2,208	(482)	1,726
Non-current	8,987	(2,687)	6,300	8,690	(2,739)	5,951
From 1 to 2 years	1,918	(507)	1,411	1,584	(434)	1,150
From 2 to 3 years	1,481	(392)	1,089	1,338	(416)	922
From 3 to 4 years	1,024	(309)	715	1,022	(333)	689
From 4 to 5 years	960	(256)	704	770	(275)	495
Over 5 years	3,604	(1,223)	2,381	3,976	(1,281)	2,695
Total	11,492	(3,149)	8,343	10,898	(3,221)	7,677

Financial lease revenues are composed of:

	01/01 to 12/31/2024	01/01 to 12/31/2023	01/01 to 12/31/2022
Financial income	811	884	901
Variable payments	11	7	7
Total	822	891	908

e) Operations of securitization or transfer and acquisition of financial assets

ITAÚ UNIBANCO HOLDING carried out operations of securitization or transfer of financial assets in which there was retention of credit risks of financial assets transferred under co-obligation covenants. Thus, these credits are still recorded in the Balance Sheet and are represented as follows:

Nature of operation	12/31/2024				12/31/2023
	Assets		Liabilities (1)		Assets		Liabilities (1)
	Book value	Fair value	Book value	Fair value	Book value	Fair value	Book value	Fair value
Mortgage loan	115	112	115	111	139	140	139	139
Working capital	397	397	397	397	502	502	502	502
Total	512	509	512	508	641	642	641	641
1)	Under Other liabilities.

From 01/01 to 12/31/2024, operations of transfer of financial assets with no retention of risks and benefits generated impact on the result of R$ 424 (R$ 219 from 01/01 to 12/31/2023), net of the Allowance for Loan Losses.